Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial liabilities [line items]
Cost of sale of goods and services	$ 12,552	$ 9,093	$ 9,392
Salaries, social security costs and other personnel expenses	10,723	9,843	9,658
Depreciation and amortization	7,503	6,763	7,613
Fees and payments for services	5,892	4,884	5,297
Maintenance, security, cleaning, repairs and others	4,048	3,405	3,349
Advertising and other selling expenses	2,090	2,745	2,940
Taxes, rates and contributions	1,120	1,068	923
Interconnection and roaming expenses	4,243	3,667	3,446
Fees to other operators	6,284	4,547	3,406
Director's fees	521	404	393
Leases and service charges	399	322	243
Allowance for doubtful accounts, net	468	471	445
Other expenses	2,588	2,601	4,139
Total	58,431	49,813	51,244
Costs [Member]
Disclosure of financial liabilities [line items]
Cost of sale of goods and services	12,552	9,093	9,382
Salaries, social security costs and other personnel expenses	4,442	4,339	4,391
Depreciation and amortization	4,632	4,070	4,113
Fees and payments for services	3,886	3,247	3,740
Maintenance, security, cleaning, repairs and others	3,375	2,979	3,152
Advertising and other selling expenses	409	485	632
Taxes, rates and contributions	626	573	506
Interconnection and roaming expenses	4,243	3,667	3,446
Fees to other operators	6,262	4,547	3,406
Director's fees
Leases and service charges	93	73	195
Allowance for doubtful accounts, net
Other expenses	1,480	1,573	2,407
Total	42,000	34,646	35,370
General And Administrative Expenses [Member]
Disclosure of financial liabilities [line items]
Cost of sale of goods and services			10
Salaries, social security costs and other personnel expenses	2,810	2,886	2,737
Depreciation and amortization	1,230	1,063	1,174
Fees and payments for services	1,901	1,520	1,464
Maintenance, security, cleaning, repairs and others	412	258	175
Advertising and other selling expenses	17	9
Taxes, rates and contributions	64	123	52
Interconnection and roaming expenses
Fees to other operators	22
Director's fees	521	404	393
Leases and service charges	23	11	44
Allowance for doubtful accounts, net	9
Other expenses	705	610	1,019
Total	7,714	6,884	7,068
Selling Expenses [Member]
Disclosure of financial liabilities [line items]
Cost of sale of goods and services
Salaries, social security costs and other personnel expenses	3,471	2,618	2,530
Depreciation and amortization	1,641	1,630	2,326
Fees and payments for services	105	117	93
Maintenance, security, cleaning, repairs and others	261	168	22
Advertising and other selling expenses	1,664	2,251	2,308
Taxes, rates and contributions	430	372	365
Interconnection and roaming expenses
Fees to other operators
Director's fees
Leases and service charges	283	238	4
Allowance for doubtful accounts, net	459	471	445
Other expenses	403	418	713
Total	$ 8,717	$ 8,283	$ 8,806